Invesco Core Plus Bond Fund
Fund Summaries - INVESCO CORE PLUS BOND FUND
Investment Objective(s)
The Fund’s investment objective is total return, comprised of current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Invesco Core Plus Bond Fund Institutional Class, Invesco Core Plus Bond Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Invesco Core Plus Bond Fund Institutional Class, Invesco Core Plus Bond Fund
Management Fees		0.45%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.21%
Total Annual Fund Operating Expenses		0.66%
Fee Waiver and/or Expense Reimbursement	[1]	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.50%
[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2013 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.50% of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Invesco Core Plus Bond Fund Institutional Class, Invesco Core Plus Bond Fund	Institutional Class	51	178	335	791

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 138% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of its net assets at the time of investment (plus any borrowings for investment purposes) in fixed income securities. The Fund primarily invests its assets in investment grade fixed income securities generally represented by the Barclays Capital U.S. Aggregate Index (the benchmark index) including, corporate bonds, U.S. Treasury and agency securities, mortgage-backed securities, and asset-backed securities.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

The Fund may invest in derivative instruments, specifically credit default swaps and credit default indexes to gain or reduce exposure to an asset class or a particular issuer.

A credit default swap is an agreement between two parties where the first party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults. The Fund may enter into credit default swaps to create long or short exposure to corporate or sovereign debt securities. The Fund may buy a credit default swap (buy credit protection) or sell a credit default swap (sell credit protection). When the Fund buys a credit default swap it makes a stream of payments based on a fixed interest rate (the premium) over the life of the swap in exchange for a counterparty (the seller) taking on the risk of default of a reference debt obligation. Alternatively, the Fund may sell a credit default swap whereby the Fund will receive premium payments from the buyer in exchange for taking the risk of default of the underlying reference obligation.

A credit default index is an index of credit default swaps. Credit default indexes allow an investor to gain or reduce exposure to a basket of credit entities in a more efficient manner than transacting in single name credit default swaps.

The Fund may invest in interest rate swaps to hedge its exposure to interest rates. An interest rate swap is an agreement between two parties pursuant to which the parties exchange a floating interest rate payment for a fixed interest rate payment based on a specified principal or notional amount.

The Fund may invest in interest rate futures to gain or reduce its exposure to interest rates. An interest rate futures contract is an exchange-traded contact in which the specified underlying security is either an interest-bearing fixed income security or an inter-bank deposit. Interest rate futures are based off an underlying security which is a debt obligation and moves in value as interest rates change.

The Fund may utilize forward currency contracts to mitigate the risk of foreign currency exposure. A forward currency contract is an agreement between parties to exchange a specified amount of currency at a specified future time at a specified rate. Forward currency contracts are used to protect against uncertainty in the level of future currency exchange rates or to gain or modify exposure to a particular currency. The Fund may use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. These strategies are implemented within the risk profile of the guidelines set forth in the prospectus.

The Fund engages in dollar roll transactions to enhance the Fund’s return on cash.

The Fund will attempt to maintain (i) a dollar-weighted average portfolio maturity of between three and ten years, and (ii) a duration (the Fund’s price sensitivity to changes in interest rates) of within +/- one year of the benchmark index.

The Fund may invest up to 30% of its total assets in foreign debt securities and up to 20% of its total assets in high yield debt securities (junk bonds). In regard to foreign debt security holdings, up to 30% of the Fund’s total assets may be in developing markets debt securities and up to 20% of the Fund’s total assets may be denominated in currencies other than the U.S. dollar.

The Fund utilizes active duration and yield curve positioning for risk management and for generating alpha (specific factors affecting the return on investments in excess of the benchmark) versus its benchmark.

Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

The portfolio managers utilize an appropriate benchmark index in structuring the portfolio. The portfolio managers then decide on risk factors to use in managing the Fund relative to that benchmark. In doing so, the portfolio managers consider recommendations from a team of specialists in positioning the Fund to generate alpha. The portfolio managers generally rely upon a different team of specialists for trade execution and for assistance in determining the most efficient way (in terms of cost-efficiency and selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes. The portfolio managers rely on the specialists for adjusting the Fund’s risk exposures and security selection. Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (e.g., duration, yield, curve positioning, sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Counterparty Risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract (such as a futures contract or swap agreement) will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the Fund may decline below the price of the mortgage-related securities sold by the Fund that it is obligated to repurchase.

Forward Foreign Currency Exchange Contracts. The use of forward contracts involves the risk of mismatching the Fund’s objectives under a forward contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Liquidity Risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.

Reinvestment Risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.

Swaps Risk. Swaps are subject to credit risk and counterparty risk.

U.S. Government Obligations Risk. The Fund may invest in obligations issued by U.S. Government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market/style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns

Institutional Class shares year-to-date (ended September 30, 2011): 3.80% Best Quarter (ended June 30, 2010): 2.86% Worst Quarter (ended December 31, 2010): -0.93%
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Invesco Core Plus Bond Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	Since Inception	Inception Date
Return Before Taxes Institutional Class, Invesco Core Plus Bond Fund	Institutional Class shares: Inception (6/3/2009)	Return Before Taxes		6.92%	8.44%	Jun. 03, 2009
Return After Taxes on Distributions Institutional Class, Invesco Core Plus Bond Fund	Institutional Class shares: Inception (6/3/2009)	Return After Taxes on Distributions		5.12%	6.36%	Jun. 03, 2009
Return After Taxes on Distributions and Sale of Fund Shares Institutional Class, Invesco Core Plus Bond Fund	Institutional Class shares: Inception (6/3/2009)	Return After Taxes on Distributions and Sale of Fund Shares		4.56%	6.00%	Jun. 03, 2009
Barclays Capital U.S. Aggregate Index		Barclays Capital U.S. Aggregate Index	(reflects no deduction for fees, expenses or taxes)	6.54%	7.05%	May 31, 2009
Lipper Intermediate Investment Grade Debt Funds Index		Lipper Intermediate Investment Grade Debt Funds Index		8.62%	11.30%	May 31, 2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Invesco Floating Rate Fund
Fund Summaries - INVESCO FLOATING RATE FUND
Investment Objective(s)
The Fund’s investment objective is total return, comprised of current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Invesco Floating Rate Fund Institutional Class, Invesco Floating Rate Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco Floating Rate Fund Institutional Class, Invesco Floating Rate Fund
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.05%
Interest	0.01%
Total Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.69%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Invesco Floating Rate Fund Institutional Class, Invesco Floating Rate Fund	Institutional Class	70	221	384	859

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 152% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in senior secured floating rate loans made by banks and other lending institutions and in senior secured floating rate debt instruments. The Fund also invests from time to time in derivative instruments such as credit default swaps, interest rate swaps, credit-linked notes and collateral loan obligations.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the loans or securities of any one borrower or issuer than a diversified fund can.

Floating rate loans are made to or issued by companies (borrowers) and bear interest at a floating rate that resets periodically. The interest rates on floating rate loans are generally based on a percentage above LIBOR (the London Interbank Offered Rate), a designated U.S. bank’s prime or base rate or the overnight federal funds rate. Prime based and federal funds rate loans reset periodically when the underlying rate resets. LIBOR loans reset on set dates, typically every 30 to 90 days, but not to exceed one year. Secured floating rate loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts and refinancings. Floating rate loans are typically structured and administered by a financial institution that acts as agent for the lenders in the lending group.

Floating rate loans will generally be purchased from banks or other financial institutions through assignments or participations. A direct interest in a floating rate loan may be acquired directly from the agent or another lender by assignment or an indirect interest may be acquired as a participation in another lender’s portion of a floating rate loan.

The Fund may invest in credit default swaps to gain or reduce exposure to an asset class or a particular issuer.

A credit default swap is an agreement between two parties where the first party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults. The Fund may enter into credit default swaps to create long or short exposure to corporate debt securities or sovereign debt securities. The Fund may buy a credit default swap (buy credit protection) or sell a credit default swap (sell credit protection). When the Fund buys a credit default swap it makes a stream of payments based on a fixed interest rate (the premium) over the life of the swap in exchange for a counterparty (the seller) taking on the risk of default of a reference obligation. Alternatively, the Fund may sell a credit default swap whereby the Fund will receive premium payments from the buyer in exchange for taking the risk of default of the underlying reference obligation.

The Fund may invest in interest rate swaps to hedge its exposure to interest rates. An interest rate swap is an agreement between two parties pursuant to which the parties exchange a floating interest rate payment for a fixed interest rate payment based on a specified principal or notional amount.

The Fund may invest in credit linked notes to gain or reduce exposure to an asset class or a particular issuer. A credit linked note is a security structured and issued by an issuer, which may be a bank, broker or special purpose vehicle. The performance and payment of principal and interest is tied to that of a reference obligation which may be a particular security, basket of securities, credit default swap, basket of credit default swaps, or index.

The Fund may invest all of its assets in floating rate loans and floating rate debt securities that are determined to be below investment grade quality. The Fund may invest all of its assets in floating rate loans and floating rate debt securities of non-U.S. borrowers or issuers, provided such investments are U.S. dollar denominated or otherwise provide for payment in U.S. dollars.

The Fund may invest up to 20% of its total assets in the following other types of debt obligations or securities: unsecured loans, fixed rate high yield bonds, investment grade corporate bonds, and short-term government and commercial debt obligations. Up to 5% of the Fund’s total assets may be invested in: (i) defaulted or distressed loans; (ii) loans to bankrupt companies; and (iii) subordinated loans. The Fund may invest no more than 15% of its total assets in illiquid securities. The Fund may use leverage through borrowing in an amount of up to 33 1/3% of the Fund’s total assets after such borrowing.

The Fund invests in loans and debt securities as determined by the portfolio managers. The portfolio managers construct the investment portfolio using a process that focuses on obtaining access to the widest possible range of potential investments available in the market, legal review of the documents for loans and on-going credit analysis of issuers. In constructing the portfolio, the portfolio managers analyze each company to determine the company’s earnings potential and other factors indicating the sustainability of earnings growth. The portfolio managers will consider selling a portfolio security if, among other things, (1) unfavorable industry trends, poor performance, or a lack of access to capital cause the company to fail to meet its planned objectives; or (2) more attractive investment opportunities are found.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Collateralized Loan Obligations Risk. In addition to the normal interest rate, default and other risks of fixed income securities, collateralized loan obligations carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in collateralized loan obligations that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

Counterparty Risk. Individually negotiated or over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract (such as a futures contract or swap agreement) will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.

Credit Linked Notes Risk. Risks of credit linked notes include those risks associated with the underlying reference obligation including but not limited to market risk, interest rate risk, credit risk, default risk and foreign currency risk. In the case of a credit linked note created with credit default swaps, the structure will be “funded” such that the par amount of the security will represent the maximum loss that could be incurred on the investment and no leverage is introduced. An investor in a credit linked note bears counterparty risk or the risk that the issuer of the credit linked note will default or become bankrupt and not make timely payment of principal and interest of the structured security.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Defaulted Securities Risk. Defaulted securities involve the substantial risk that principal will not be repaid. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Floating Rate Risk. The Fund may invest in senior secured floating rate loans and debt securities that require collateral. There is a risk that the value of the collateral may not be sufficient to cover the amount owed, collateral securing a loan may be found invalid, and collateral may be used to pay other outstanding obligations of the borrower under applicable law or may be difficult to sell. There is also the risk that the collateral may be difficult to liquidate, or that a majority of the collateral may be illiquid.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Industry Focus Risk. To the extent the Fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries, which may be affected by the following factors: the supply of short-term financing; changes in government regulation and interest rates; and overall economy.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Liquidity Risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. The majority of the Fund’s assets are likely to be invested in loans and securities that are less liquid than those traded on national exchanges. In the event the Fund voluntarily or involuntarily liquidates portfolio assets during periods of infrequent trading, it may not receive full value for those assets.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.

Prepayment Risk. An issuer’s ability to prepay principal on a loan or debt security prior to maturity can limit the Fund’s potential gains. Prepayments may require the Fund to replace the loan or debt security with a lower yielding security, adversely affecting the Fund’s yield.

Swaps Risk. Swaps are subject to credit risk and counterparty risk.

Performance Information
Prior to April 13, 2006, the Fund operated as a closed-end fund (Closed-End Fund). The Closed-End Fund commenced operations on May 1, 1997, and had the same investment objectives and substantially similar investment policies as the Fund. On April 13, 2006, the Closed-End Fund was reorganized as an open-end fund through a transfer of all of its assets and liabilities to the Fund. The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns

Institutional Class shares year-to-date (ended September 30, 2011): -1.38% Best Quarter (ended June 30, 2009): 19.55% Worst Quarter (ended December 31, 2008): -27.12%
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Invesco Floating Rate Fund	Column		Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Inception Date
Return Before Taxes Institutional Class, Invesco Floating Rate Fund	Institutional Class shares: Inception (4/13/2006)	[1]	Return Before Taxes			10.91%	3.43%	3.66%	Apr. 13, 2006
Return After Taxes on Distributions Institutional Class, Invesco Floating Rate Fund	Institutional Class shares: Inception (4/13/2006)	[1]	Return After Taxes on Distributions			8.92%	1.12%	1.64%	Apr. 13, 2006
Return After Taxes on Distributions and Sale of Fund Shares Institutional Class, Invesco Floating Rate Fund	Institutional Class shares: Inception (4/13/2006)	[1]	Return After Taxes on Distributions and Sale of Fund Shares			7.03%	1.54%	1.89%	Apr. 13, 2006
Barclays Capital U.S. Aggregate Index			Barclays Capital U.S. Aggregate Index		(reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%
Credit Suisse Leveraged Loan Index			Credit Suisse Leveraged Loan Index	[2]	(reflects no deduction for fees, expenses or taxes)	9.97%	4.42%	4.79%
S&P/LSTA Leveraged Loan Index			S&P/LSTA Leveraged Loan Index	[2]	(reflects no deduction for fees, expenses or taxes)	10.17%	5.23%	5.23%
Lipper Loan Participation Funds Category Average			Lipper Loan Participation Funds Category Average			9.33%	3.50%	4.01%
[1]	Institutional Class shares' performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Class A shares is May 1, 1997.
[2]	The Fund has elected to use the Credit Suisse Leveraged Loan Index as its style specific benchmark because it reflects the Fund's investment style more appropriately than the S&P/LSTA Leveraged Loan Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Invesco Global Real Estate Income Fund
Fund Summaries - INVESCO GLOBAL REAL ESTATE INCOME FUND
Investment Objective(s)
The Fund’s investment objective is current income
and, secondarily, capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Invesco Global Real Estate Income Fund Institutional Class, Invesco Global Real Estate Income Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco Global Real Estate Income Fund Institutional Class, Invesco Global Real Estate Income Fund
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.97%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Invesco Global Real Estate Income Fund Institutional Class, Invesco Global Real Estate Income Fund	Institutional Class	99	309	536	1,190

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of issuers principally engaged in the real estate industry and other real estate-related investments. The Fund will invest in both equity and debt securities. Equity securities include common and preferred stocks, convertible securities, rights and warrants to purchase common stock, depositary receipts and real estate investment trusts (REITs). Debt securities include corporate debt obligations and commercial mortgage-backed securities. A majority of the REITs in which the Fund invests are generally considered by the Adviser to be small- and mid-cap companies.

In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can.

It is the Fund’s intention to invest at least 30% of its net assets in equity securities of issuers principally engaged in the real estate industry. The actual percentage of equity securities in the Fund’s portfolio may vary over time based upon the portfolio managers’ assessment of market conditions.

The Fund considers an issuer to be principally engaged in the real estate industry if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, financing, management or sale of residential, commercial or industrial real estate. Issuers in the real estate industry may include, but are not limited to, REITs that either own properties or make construction or mortgage loans, real estate developers, issuers with substantial real estate holdings, and other issuers whose products and services are related to the real estate industry. Other real estate related investments may include, but are not limited to, commercial or residential mortgage-backed securities, commercial property whole loans, and other types of equity and debt securities related to the real estate industry.

The Fund may invest up to 30% of its net assets in non-investment grade securities including non-investment grade preferred stocks and convertible preferred securities and non-investment grade debt securities (commonly known as “junk bonds”).

The Fund may engage in short sales of securities. A short sale occurs when the Fund sells a security, but does not deliver a security it owns when the sale settles. Instead, it borrows that security for delivery when the sale settles. The Fund may engage in short sales with respect to securities it owns (short sales against the box) or securities it does not own. Generally, the Fund will sell a security short to (1) take advantage of an expected decline in the security price in anticipation of purchasing the same security at a later date at a lower price, or (2) to protect a profit in a security that it owns (short sales against the box). The Fund will not sell a security short, if as a result of such short sale, the aggregate market value of all securities sold short exceeds 15% of the Fund’s net assets.

The Fund invests, under normal circumstances, in issuers in at least three different countries, including the U.S. The Fund may invest up to 20% of its total assets in issuers located in developing countries, i.e., those that are in the initial stages of their industrial cycles.

The Fund may invest up to 15% of its net assets in illiquid securities.

The portfolio managers evaluate securities based primarily on the relative attractiveness of income with a secondary consideration for the potential for capital appreciation. When constructing the portfolio, the portfolio managers use a fundamentals-driven investment process, including an evaluation of factors such as property market cycle analysis, property evaluation and management and structure review to identify securities with: (i) attractive relative yields; (ii) favorable property market outlook; and (iii) reasonable valuations relative to peer investment alternatives. Specific factors that are evaluated in the investment process include: (i) forecasted occupancy and rental rates; (ii) property locations; (iii) underlying asset quality; (iv) management and issuer depth and skill; (v) alignment of interests, (e.g., share ownership by management); (vi) overall debt levels; (vii) fixed charge coverage and debt service capacity; (viii) dividend growth potential; and (ix) relative value and risk versus alternative investments. The fundamental research and pricing factors are combined to identify attractively priced securities with relatively favorable long-term prospects. The portfolio managers also consider the relative liquidity of each security in the construction of the Fund. The portfolio managers will consider selling a security if: (1) its relative yield and/or valuation deviates from desired levels, (2) its risk/return profile changes significantly, (3) its fundamentals change, or (4) a more attractive investment opportunity is identified.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Concentration Risk. To the extent the Fund invests a greater amount in any one sector or industry, the Fund’s performance will depend to a greater extent on the overall condition of the sector or industry, and there is increased risk to the Fund if conditions adversely affect that sector or industry.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Debt Securities Risk. The Fund may invest in debt securities that are affected by changing interest rates and changes in their effective maturities and credit quality.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

High Yield Bond (Junk Bond) Risk. Junk bonds involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments. Values of junk bonds can decline significantly over short periods of time.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Liquidity Risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Mortgage- and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund’s income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Non-Diversification Risk. The Fund is non-diversified and can invest a greater portion of its assets in a single issuer. A change in the value of the issuer could affect the value of the Fund more than if it was a diversified fund.

REIT Risk/Real Estate Risk. Investments in real estate related instruments may be affected by economic, legal, cultural, environmental or technological factors that affect property values, rents or occupancies of real estate related to the Fund’s holdings. Real estate companies, including REITs or similar structures, tend to be small and mid cap companies, and their shares may be more volatile and less liquid. The value of investments in real estate related companies may be affected by the quality of management, the ability to repay loans, the utilization of leverage and financial covenants related thereto, whether the company carries adequate insurance and environmental factors. If a real estate related company defaults, the Fund may own real estate directly, which involves the following additional risks: environmental liabilities; difficulty in valuing and selling the real estate; and economic or regulatory changes.

Short Sales Risk. Short sales may cause the Fund to repurchase a security at a higher price, causing a loss. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Synthetic Securities Risk. Fluctuations in the values of synthetic instruments may not correlate perfectly with the instruments they are designed to replicate. Some synthetic instruments are more sensitive to interest rate changes and market price fluctuations than others. These instruments may be subject to counterparty risk and liquidity risk.

Performance Information
Prior to March 12, 2007, the Fund operated as a closed-end fund (Closed-End Fund). The Closed-End Fund commenced operations on May 31, 2002, and had the same investment objective and substantially similar investment policies as the Fund. On March 12, 2007, the Closed-End Fund was reorganized as an open-end fund through a transfer of all of its assets and liabilities to the Fund. The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns

Institutional Class shares year-to-date (ended September 30, 2011): -0.97% Best Quarter (ended September 30, 2009): 24.34% Worst Quarter (ended December 31, 2008): -26.58%
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Invesco Global Real Estate Income Fund	Column		Label		Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	Since Inception	Inception Date
Return Before Taxes Institutional Class, Invesco Global Real Estate Income Fund	Institutional Class shares: Inception (3/9/2007)	[1]	Return Before Taxes			19.20%	4.85%	10.28%	Mar. 09, 2007
Return After Taxes on Distributions Institutional Class, Invesco Global Real Estate Income Fund	Institutional Class shares: Inception (3/9/2007)	[1]	Return After Taxes on Distributions			17.47%	0.91%	6.39%	Mar. 09, 2007
Return After Taxes on Distributions and Sale of Fund Shares Institutional Class, Invesco Global Real Estate Income Fund	Institutional Class shares: Inception (3/9/2007)	[1]	Return After Taxes on Distributions and Sale of Fund Shares			12.41%	2.80%	7.28%	Mar. 09, 2007
MSCI World Index			MSCI World IndexSM	[2]		11.76%	2.43%	5.28%	May 31, 2002
S&P 500 Index			S&P 500® Index	[2]	(reflects no deduction for fees, expenses or taxes)	15.08%	2.29%	3.97%	May 31, 2002
Custom Global Real Estate Income Index			Custom Global Real Estate Income Index	[2]	(reflects no deduction for fees, expenses or taxes)	25.73%	6.17%	9.45%	May 31, 2002
Custom Select Real Estate Income Index			Custom Select Real Estate Income Index	[2]	(reflects no deduction for fees, expenses or taxes)	25.73%	6.17%	9.45%	May 31, 2002
Lipper Global Real Estate Funds Category Average			Lipper Global Real Estate Funds Category Average	[2]		18.84%	1.39%	9.58%	May 31, 2002
Lipper Real Estate Funds Index			Lipper Real Estate Funds Index	[2]		23.19%	1.83%	8.94%	May 31, 2002
[1]	Institutional Class shares' performance shown prior to the inception date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class A shares. Class A shares' performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Class A shares is May 31, 2002.
[2]	The Fund has elected to use the MSCI World Index as its broad-based securities market benchmark, the Custom Global Real Estate Income Index as its style specific benchmark and the Lipper Global Real Estate Funds Category Average as its peer group benchmark because those indices reflect the Fund's investment style more appropriately than the S&P 500 Index, the Custom Select Real Estate Income Index and the Lipper Real Estate Funds Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.
Invesco Structured Core Fund
Fund Summaries - INVESCO STRUCTURED CORE FUND
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Invesco Structured Core Fund Institutional Class, Invesco Structured Core Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco Structured Core Fund Institutional Class, Invesco Structured Core Fund
Management Fees	0.60%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.77%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Invesco Structured Core Fund Institutional Class, Invesco Structured Core Fund	Institutional Class	79	246	428	954

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 125% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests its assets in a diversified portfolio of equity securities of large capitalization companies. The Fund invests primarily in equity securities, specifically common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts.

Effective March 1, 2012, the preceding paragraph will be replaced by the following. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers at the time of investment. The Fund invests its assets in a diversified portfolio of equity securities of large capitalization companies. The Fund invests primarily in equity securities, specifically common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts.

The Fund considers a company to be a large capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the S&P 500® Index (the benchmark index). As of August 31, 2011, the capitalization of companies in the S&P 500® Index range from $991 million to $360 billion.

The Fund may invest up to 20% of its total assets in foreign securities. The Fund may also invest in exchange-traded funds.

The Fund will invest in derivative instruments, specifically futures contracts, including index futures, to seek exposure to certain asset classes. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through purchasing an offsetting contract, by physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

The portfolio managers use quantitative, research based models to select potential investment securities. They then use proprietary and non-proprietary models to forecast risks and transaction costs. This information is used to structure the Fund’s portfolio. The Fund uses the S&P 500® Index as a guide in structuring and selecting its investments, but will also invest in non-benchmark securities.

The portfolio managers will consider selling or reducing a security position (i) if the forecasted return of a security becomes less attractive relative to industry peers, or (ii) if a particular security’s risk profile changes.

In attempting to meet its investment objective, the Fund engages in active and frequent trading of portfolio securities.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Convertible Securities Risk. The Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Depositary Receipts Risk. Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts or to pass through to them any voting rights with respect to the deposited securities.

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Exchange-Traded Funds Risk. An investment by the Fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, an ETF may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more the Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Large Capitalization Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Returns on investments in large capitalization companies could trail the returns on investments in smaller companies.

Leverage Risk. Leverage exists when the Fund purchases or sells an instrument or enters into a transaction without investing cash in an amount equal to the full economic exposure of the instrument or transaction and the Fund could lose more than it invested. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Warrants Risk. Warrants may be significantly less valuable on their relevant expiration date resulting in a loss of money or they may expire worthless resulting in a total loss of the investment. Warrants may also be postponed or terminated early resulting in a partial or total loss of the investment. Warrants may also be subject to illiquidity.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market/style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns

Institutional Class shares year-to-date (ended September 30, 2011): -9.76% Best Quarter (ended September 30, 2009): 13.31% Worst Quarter (ended December 31, 2008): -18.47%
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Invesco Structured Core Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	Since Inception	Inception Date
Return Before Taxes Institutional Class, Invesco Structured Core Fund	Institutional Class shares: Inception (3/31/2006)	Return Before Taxes		8.97%	(0.22%)	Mar. 31, 2006
Return After Taxes on Distributions Institutional Class, Invesco Structured Core Fund	Institutional Class shares: Inception (3/31/2006)	Return After Taxes on Distributions		8.75%	(1.08%)	Mar. 31, 2006
Return After Taxes on Distributions and Sale of Fund Shares Institutional Class, Invesco Structured Core Fund	Institutional Class shares: Inception (3/31/2006)	Return After Taxes on Distributions and Sale of Fund Shares		6.13%	(0.37%)	Mar. 31, 2006
S&P 500 Index		S&P 500® Index	(reflects no deduction for fees, expenses or taxes)	15.08%	1.53%
Lipper Large-Cap Core Funds Index		Lipper Large-Cap Core Funds Index		12.77%	1.14%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.